Employee Benefits - Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2025 MXN ($)
Disclosure of defined benefit plans [line items]
2026	$ 2,318
2027	1,618
2028	1,475
2029	1,623
2030	1,548
2031 to 2035	8,405
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
2026	1,804
2027	1,229
2028	1,108
2029	1,257
2030	1,182
2031 to 2035	6,544
Seniority Premiums
Disclosure of defined benefit plans [line items]
2026	483
2027	356
2028	332
2029	329
2030	326
2031 to 2035	1,619
Post Retirement Medical Services
Disclosure of defined benefit plans [line items]
2026	31
2027	33
2028	35
2029	37
2030	40
2031 to 2035	$ 242